Pensions and post-retirement benefits - Analysis of scheme assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 35,467	£ 34,713
% of total fair value of scheme assets	100.00%	100.00%
Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 1,591	£ 2,065
% of total fair value of scheme assets	4.50%	5.90%
Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 2,991	£ 2,233
% of total fair value of scheme assets	8.40%	6.40%
Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 2,482	£ 4,315
% of total fair value of scheme assets	7.00%	12.40%
Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 14,157	£ 11,720
% of total fair value of scheme assets	39.90%	33.80%
Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	£ 9,077	£ 9,117
% of total fair value of scheme assets	25.60%	26.30%
Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	£ 1,504	£ 1,426
% of total fair value of scheme assets	4.30%	4.10%
Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,815	£ 1,812
% of total fair value of scheme assets	5.10%	5.20%
Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,766	£ 1,894
% of total fair value of scheme assets	5.00%	5.50%
Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 9	£ 9
% of total fair value of scheme assets	0.00%	0.00%
Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	£ 75	£ 122
% of total fair value of scheme assets	0.20%	0.40%
Quoted | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 22,533	£ 23,014
Quoted | Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	214	567
Quoted | Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Quoted | Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	2,387	4,205
Quoted | Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	13,478	10,706
Quoted | Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	6,223	7,439
Quoted | Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	14	10
Quoted | Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
Quoted | Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	189	64
Quoted | Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	9	9
Quoted | Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	19	14
Unquoted | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	12,934	11,699
Unquoted | Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	1,377	1,498
Unquoted | Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	2,991	2,233
Unquoted | Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	95	110
Unquoted | Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	679	1,014
Unquoted | Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Bonds	2,854	1,678
Unquoted | Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	1,490	1,416
Unquoted | Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	1,815	1,812
Unquoted | Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	1,577	1,830
Unquoted | Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Unquoted | Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	56	108
UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 34,678	£ 33,915
% of total fair value of scheme assets	100.00%	100.00%
UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 1,463	£ 1,876
% of total fair value of scheme assets	4.20%	5.50%
UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 2,991	£ 2,233
% of total fair value of scheme assets	8.60%	6.60%
UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 2,178	£ 4,042
% of total fair value of scheme assets	6.30%	11.90%
UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 14,134	£ 11,711
% of total fair value of scheme assets	40.80%	34.50%
UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	£ 8,840	£ 8,892
% of total fair value of scheme assets	25.50%	26.20%
UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,490	£ 1,416
% of total fair value of scheme assets	4.30%	4.20%
UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 1,815	£ 1,812
% of total fair value of scheme assets	5.20%	5.30%
UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,753	£ 1,876
% of total fair value of scheme assets	5.10%	5.50%
UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 14	£ 57
% of total fair value of scheme assets	0.00%	0.20%
UKRF | Quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 21,786	£ 22,267
UKRF | Quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	86	378
UKRF | Quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	2,083	3,932
UKRF | Quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	13,455	10,697
UKRF | Quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	5,986	7,214
UKRF | Quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
UKRF | Quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
UKRF | Quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	176	46
UKRF | Quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
UKRF | Unquoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	12,892	11,648
UKRF | Unquoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	1,377	1,498
UKRF | Unquoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	2,991	2,233
UKRF | Unquoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	95	110
UKRF | Unquoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	679	1,014
UKRF | Unquoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Bonds	2,854	1,678
UKRF | Unquoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,490	1,416
UKRF | Unquoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	1,815	1,812
UKRF | Unquoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	1,577	1,830
UKRF | Unquoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Unquoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 14	£ 57